UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Fiera Capital Diversified Alternatives Fund

SEMI-ANNUAL REPORT	APRIL 30, 2017

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-755-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

Sector Weightings†

	Long	Short	Net
Short-Term Investments	45.5%	0.0%	45.5%
Consumer Discretionary	7.4	(4.9)	2.5
Industrials	6.6	(4.7)	1.9
Telecommunication Services	1.7	(0.1)	1.6
Utilities	2.1	(0.5)	1.6
Consumer Staples	3.5	(2.0)	1.5
Information Technology	8.5	(7.5)	1.0
Materials	3.7	(2.9)	0.8
Financials	5.0	(4.6)	0.4
Purchased Options	0.2	0.0	0.2
Health Care	5.3	(5.2)	0.1
Written Options	0.0	(0.3)	(0.3)
Foreign Preferred Stock	0.0	(0.4)	(0.4)
Real Estate	0.8	(1.2)	(0.4)
Registered Investment Company	0.0	(0.7)	(0.7)
Energy	2.2	(3.7)	(1.5)

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			53.8
Other Assets and Liabilities, Net			46.2

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 33.9%
	Shares	Value

UNITED STATES — 33.9%
Consumer Discretionary — 5.1%
American Eagle Outfitters	5,467	$77,030
Brinker International	1,100	48,609
Brunswick (A)	900	51,075
Burlington Stores *	912	90,215
Carnival	1,322	81,660
Children’s Place (A)	1,300	149,240
Comcast, Cl A	1,988	77,910

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary (continued)
Darden Restaurants	1,297	$110,491
Dave & Buster’s Entertainment *	800	51,208
Delphi Automotive PLC	210	16,884
Domino’s Pizza	703	127,517
Foot Locker	1,398	108,121
H&R Block	5,088	126,131
Home Depot	482	75,240
Interpublic Group of Companies	3,073	72,431
Jack in the Box (A)	1,600	163,152
JC Penney *	9,000	48,420
Kohl’s	1,814	70,800
Lear	516	73,613
Liberty Interactive QVC Group, Cl A *(A)	4,800	101,664
Live Nation Entertainment *	2,618	84,195
Mattel	2,800	62,776
MGM Resorts International (A)	5,000	153,550
Netflix *	300	45,660
Nordstrom	1,889	91,182
Omnicom Group	143	11,743
Papa John’s International (A)	1,100	86,966
PulteGroup	2,500	56,675
Sirius XM Holdings	14,429	71,424
Skechers U.S.A., Cl A *	2,100	53,025
Thor Industries (A)	600	57,708
TJX	354	27,839
Tractor Supply	1,400	86,674
Ulta Beauty *	200	56,288
Urban Outfitters *	2,568	58,756
Walt Disney	820	94,792
Williams-Sonoma	1,976	106,803

		2,927,467

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Staples — 2.2%
Altria Group	1,619	$116,212
Bunge	700	55,321
Colgate-Palmolive	1,013	72,976
Conagra Brands	419	16,249
Edgewell Personal Care *	900	64,341
Ingredion (A)	1,100	136,202
Molson Coors Brewing, Cl B (A)	1,000	95,890
Monster Beverage *	1,200	54,456
Nu Skin Enterprises, Cl A	1,500	82,845
Philip Morris International	461	51,097
Pilgrim’s Pride	4,906	127,360
Post Holdings *	500	42,095
Procter & Gamble	1,196	104,447
Spectrum Brands Holdings	543	78,045
Tyson Foods, Cl A	900	57,834
United Natural Foods *	2,600	107,978

		1,263,348

Energy — 1.4%
Carrizo Oil & Gas *	1,700	42,755
Chevron	833	88,881
ExxonMobil	1,167	95,286
Gulfport Energy *	6,100	96,868
Halliburton (A)	2,200	100,936
Oasis Petroleum *(A)	6,200	74,028
Targa Resources (A)	1,200	66,156
Tesoro (A)	1,200	95,652
US Silica Holdings	800	33,200
Valero Energy	1,454	93,943
WPX Energy *(A)	3,900	46,527

		834,232

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — 3.9%
American International Group (A)	1,300	$79,183
Ameriprise Financial	739	94,481
Assured Guaranty (A)	2,300	87,699
Bank of America	1,800	42,012
BofI Holding *	2,000	47,780
Capital One Financial	600	48,228
Discover Financial Services	700	43,813
Evercore Partners, Cl A	961	70,874
FNB	3,700	52,688
Goldman Sachs Group (A)	300	67,140
Hartford Financial Services Group (A)	2,500	120,900
Lazard, Cl A	2,276	97,731
Leucadia National (A)	2,100	53,319
Lincoln National	1,900	125,267
Loews	2,300	107,226
LPL Financial Holdings	1,100	46,244
MetLife (A)	2,100	108,801
MGIC Investment *	4,800	50,592
Mid-America Apartment Communities ‡	500	49,605
Morgan Stanley (A)	1,300	56,381
New Residential Investment (A)‡	3,400	56,678
Northern Trust	831	74,790
Prudential Financial	500	53,515
Regions Financial	3,100	42,625
RLJ Lodging Trust ‡	2,800	60,172
S&P Global	555	74,475
Signature Bank NY *	300	41,535
SL Green Realty (A)‡	1,100	115,423
State Street	1,244	104,372
Voya Financial	1,400	52,332

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials (continued)
WisdomTree Investments	6,200	$51,770
Zions Bancorporation	1,100	44,033

		2,221,684

Health Care — 3.7%
Alkermes PLC *(A)	1,300	75,725
AmerisourceBergen, Cl A	1,629	133,659
Becton Dickinson	300	56,091
Biogen *	344	93,296
Bio-Rad Laboratories, Cl A *	400	87,304
Bioverativ *	1,311	77,100
Danaher	1,300	108,329
Exelixis *	3,613	80,931
IDEXX Laboratories *	689	115,566
Mallinckrodt PLC *	1,504	70,568
Masimo *	802	82,398
Medicines *	900	44,388
Merck	800	49,864
Mettler-Toledo International *	237	121,681
NuVasive *(A)	1,500	108,765
Seattle Genetics *	700	47,810
Taro Pharmaceutical Industries *	817	95,466
TG Therapeutics *	4,400	48,620
Thermo Fisher Scientific (A)	600	99,198
United Therapeutics *	786	98,800
UnitedHealth Group (A)	600	104,928
Universal Health Services, Cl B	119	14,370
Vertex Pharmaceuticals *	633	74,884
VWR *	3,781	106,851
WellCare Health Plans *(A)	600	92,046
Wright Medical Group *	1,800	54,702

		2,143,340

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Industrials — 5.2%
3M	391	$76,569
Alaska Air Group	1,300	110,617
Allison Transmission Holdings	2,200	85,096
Avis Budget Group *(A)	2,700	82,350
Axon Enterprise *	2,300	56,534
Boeing	412	76,150
Cintas (A)	900	110,223
Curtiss-Wright	1,003	93,740
Delta Air Lines (A)	1,400	63,616
Dover	1,300	102,544
FedEx	500	94,850
General Dynamics	391	75,772
General Electric (A)	2,800	81,172
Hawaiian Holdings *	1,633	88,672
Huntington Ingalls Industries	200	40,178
Jacobs Engineering Group	1,368	75,130
JetBlue Airways *	5,195	113,407
Johnson Controls International PLC (A)	4,300	178,751
Macquarie Infrastructure (A)	2,600	211,562
Nordson	400	50,080
Northrop Grumman	305	75,018
Oshkosh (A)	600	41,634
Quanta Services *	1,900	67,336
Republic Services, Cl A	1,193	75,147
Robert Half International	2,238	103,060
Rollins	2,063	80,106
Roper Technologies (A)	300	65,610
Snap-on (A)	200	33,506
Spirit AeroSystems Holdings, Cl A	1,817	103,860
Teledyne Technologies *	579	78,067

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Industrials (continued)
Textron	900	$41,994
United Continental Holdings *	1,660	116,549
United Rentals *	664	72,814
United Technologies	664	79,009
Waste Management	1,028	74,818
XPO Logistics *(A)	800	39,512

		3,015,053

Information Technology — 6.7%
Activision Blizzard	900	47,025
Akamai Technologies *(A)	1,158	70,569
Analog Devices (A)	2,200	167,640
Aspen Technology *	1,264	77,723
Citrix Systems *	940	76,084
Cypress Semiconductor	3,200	44,832
F5 Networks *	1,008	130,163
Fidelity National Information Services (A)	400	33,676
IAC *	600	49,806
Integrated Device Technology *	4,700	112,753
InterDigital	951	85,495
Intuit	636	79,634
Jack Henry & Associates	547	53,015
KLA-Tencor	810	79,558
Lam Research (A)	200	28,970
Leidos Holdings	900	47,394
LogMeIn	200	22,600
Manhattan Associates *	1,859	86,797
MasterCard, Cl A	625	72,700
Maxim Integrated Products	1,658	73,201
Microchip Technology (A)	700	52,906
Micron Technology *(A)	2,300	63,641

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology (continued)
Microsemi *(A)	2,000	$93,880
NCR *	1,200	49,500
NetApp (A)	3,900	155,415
ON Semiconductor *(A)	6,200	87,916
Proofpoint *(A)	2,000	150,740
Red Hat *	911	80,241
salesforce.com *	600	51,672
Science Applications International (A)	2,600	189,774
Seagate Technology PLC	3,703	156,007
ServiceNow *	600	56,688
Skyworks Solutions	649	64,731
Splunk *(A)	1,500	96,465
Take-Two Interactive Software *	800	50,280
Tech Data *	600	57,390
Teradata *	3,495	101,984
Teradyne	3,761	132,650
Texas Instruments	939	74,350
Total System Services	1,200	68,772
VeriSign *	1,229	109,283
VMware, Cl A *	1,700	160,004
Western Digital (A)	700	62,349
Xerox	10,526	75,682
Yelp, Cl A *(A)	4,900	173,509

		3,855,464

Materials — 3.4%
Albemarle	1,133	123,395
Avery Dennison	930	77,385
Ball (A)	1,400	107,646
Berry Global Group *(A)	3,200	160,000
Cabot	1,877	112,977

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Materials (continued)
Chemours	3,102	$124,980
Cliffs Natural Resources *	6,600	44,352
Compass Minerals International (A)	300	19,800
Eagle Materials	193	18,522
Huntsman	3,238	80,205
Louisiana-Pacific *	3,125	80,437
LyondellBasell Industries, Cl A (A)	2,315	196,219
Olin	1,400	44,982
Sealed Air (A)	2,100	92,442
Silgan Holdings	1,265	76,684
Steel Dynamics	2,961	107,011
Trinseo	700	46,480
United States Steel	2,800	62,496
Valvoline	4,721	105,042
Worthington Industries	1,967	85,565
WR Grace (A)	2,800	195,216

		1,961,836

Real Estate — 0.8%
American Homes 4 Rent, Cl A ‡	2,100	48,405
CBRE Group, Cl A *	1,700	60,877
Colony Starwood Homes ‡	1,900	65,683
GEO Group ‡	1,400	46,648
Hudson Pacific Properties (A)‡	1,900	65,284
Physicians Realty Trust (A)‡	4,700	92,308
Weyerhaeuser ‡	3,100	104,997

		484,202

Telecommunication Services — 0.3%
AT&T (A)	800	31,704
T-Mobile US *(A)	900	60,543

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Telecommunication Services (continued)
Verizon Communications	2,215	$101,691

		193,938

Utilities — 1.2%
CenterPoint Energy	2,715	77,459
Exelon (A)	2,700	93,501
FirstEnergy	6,400	191,616
OGE Energy (A)	4,000	139,120
SCANA (A)	2,300	152,513
Vectren	297	17,648

		671,857

TOTAL COMMON STOCK (Cost $19,202,048)		19,572,421

FOREIGN COMMON STOCK — 12.9%
AUSTRALIA — 0.2%
Qantas Airways	42,019	133,407

AUSTRIA — 0.2%
Erste Group Bank	2,355	84,193

BERMUDA — 0.1%
Marvell Technology Group	2,800	42,056

BRAZIL — 0.4%
Banco Bradesco ADR (A)	4,400	46,420
Itau Unibanco Holding ADR (A)	4,900	60,270
Petroleo Brasileiro ADR, Cl A *	4,500	39,285
Vale ADR, Cl B	5,200	44,616

		190,591

CANADA — 1.8%
Atco, Cl I	2,100	76,413
BCE	1,721	78,426

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Canadian Utilities, Cl A	2,700	$77,832
CGI Group, Cl A *	2,100	101,350
Constellation Software	200	91,474
Dollarama	900	78,788
Encana (A)	4,000	42,800
Husky Energy *	8,000	92,363
Imperial Oil	1,500	43,636
Restaurant Brands International (A)	1,400	78,638
Rogers Communications, Cl B	1,700	77,948
Royal Bank of Canada	900	61,626
Saputo	3,000	98,634
Shaw Communications, Cl B	3,600	76,323

		1,076,251

CHINA — 0.3%
New Oriental Education & Technology Group ADR *(A)	1,300	83,902
SINA *(A)	700	53,767

		137,669

DENMARK — 0.9%
Coloplast, Cl B	1,485	127,116
ISS	2,803	116,254
Novo Nordisk, Cl B	2,703	105,179
Pandora	641	69,280
Vestas Wind Systems	1,421	122,366

		540,195

FINLAND — 0.4%
Neste	2,531	103,361
Orion, Cl B	2,229	127,837

		231,198

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

GERMANY — 0.7%
Deutsche Telekom	6,390	$112,066
E.ON	12,202	95,128
HUGO BOSS	1,555	118,282
ProSiebenSat.1 Media	1,795	76,237
SAP	53	5,315

		407,028

HONG KONG — 1.0%
CK Hutchinson Holdings	6,000	74,939
CLP Holdings	7,500	79,114
Hang Seng Bank	3,600	72,987
Hong Kong & China Gas	39,000	77,916
Melco Resorts & Entertainment ADR	7,818	171,605
MTR	14,000	80,634
Power Assets Holdings	8,500	76,494
VTech Holdings	4,700	59,548

		693,237

IRELAND — 0.1%
AerCap Holdings *	1,000	46,010

ISRAEL — 0.2%
Check Point Software Technologies *	1,144	118,987

ITALY — 0.5%
Banca Mediolanum	4,398	33,655
Ferrari	1,000	75,200
Mediaset	17,904	73,214
Recordati	3,394	125,738

		307,807

JAPAN — 3.6%
Astellas Pharma	7,400	97,450
Bandai Namco Holdings	600	18,811

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Chubu Electric Power	5,800	$77,914
East Japan Railway	900	80,364
Hoya	2,400	114,623
Ito En	500	18,121
Itochu Techno-Solutions	2,300	66,952
Japan Airlines	3,300	104,203
Kakaku.com	6,100	87,936
KDDI	3,200	84,841
Kirin Holdings	4,100	79,665
Konami Holdings	200	8,316
Lion	5,000	90,244
McDonald’s Holdings Japan	1,200	36,977
Mixi	2,400	133,052
Nippon Telegraph & Telephone	2,300	98,396
Nitori Holdings	200	26,033
NTT DOCOMO	4,500	108,509
Oracle Japan	1,800	103,665
Osaka Gas	19,000	71,125
Pola Orbis Holdings	3,300	76,021
Seven & i Holdings	2,500	105,629
Shimamura	600	82,135
Sumitomo Dainippon Pharma	5,900	96,750
Suntory Beverage & Food	2,400	107,325
Yamazaki Baking	1,300	27,394

		2,002,451

LUXEMBOURG — 0.1%
ArcelorMittal	6,300	49,140

NEW ZEALAND — 0.2%
Spark New Zealand	41,624	105,600

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

NORWAY — 0.2%
Marine Harvest	2,007	$33,380
Telenor	4,597	74,314

		107,694

PANAMA — 0.1%
Copa Holdings, Cl A	500	58,210

PERU — 0.3%
Credicorp	1,000	153,660

PORTUGAL — 0.1%
Jeronimo Martins SGPS	4,464	81,935

SPAIN — 0.5%
Bankinter	6,657	58,614
Industria de Diseno Textil	3,021	115,868
Mediaset Espana Comunicacion	9,379	129,290

		303,772

SWEDEN — 0.2%
Hennes & Mauritz, Cl B	3,626	89,818
Swedish Match	548	18,078

		107,896

SWITZERLAND — 0.7%
dormakaba Holding	63	53,977
Galenica	89	96,692
Julius Baer Group	337	17,561
Nestle	1,440	110,931
Partners Group Holding	6	3,627
Sika	13	82,965
Swisscom	170	74,151

		439,904

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM — 0.1%
Dialog Semiconductor PLC *	164	$7,673
Fiat Chrysler Automobiles *	1,600	18,192
RELX	1,677	32,434

		58,299

TOTAL FOREIGN COMMON STOCK (Cost $6,955,728)		7,477,190

FOREIGN PREFERRED STOCK — 0.0%
GERMANY — 0.0%
Schaeffler (Cost $9,349)	558	9,613

SHORT-TERM INVESTMENTS (B) — 45.5%
BlackRock FedFund Money Market Fund, Institutional Cl, 0.652%	1,216,917	1,216,917
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Cl, 0.190%	17,909,869	17,909,869
SEI Daily Income Trust Government Fund, Cl F, 0.580%	7,128,755	7,128,755

TOTAL SHORT-TERM INVESTMENTS (Cost $26,255,541)		26,255,541

TOTAL INVESTMENTS — 92.3% (Cost $52,422,666)		$53,314,765

SECURITIES SOLD SHORT
COMMON STOCK — (26.4)%
UNITED STATES — (26.4)%
Consumer Discretionary — (3.3)%
AMC Networks, Cl A *	(800)	(47,744)
Bed Bath & Beyond	(1,100)	(42,625)
CarMax *	(1,454)	(85,059)
Charter Communications, Cl A *	(367)	(126,674)
Gap	(7,400)	(193,880)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary (continued)
Genuine Parts	(600)	$(55,212)
Hanesbrands	(6,539)	(142,616)
Hasbro	(500)	(49,555)
KB Home	(2,700)	(55,620)
Liberty Broadband, Cl C *	(1,389)	(126,621)
Mattel	(3,422)	(76,721)
Mohawk Industries *	(200)	(46,958)
Netflix *	(731)	(111,258)
Nordstrom	(500)	(24,135)
Sally Beauty Holdings *	(4,800)	(91,296)
Signet Jewelers	(700)	(46,088)
Tempur Sealy International *	(1,100)	(51,645)
Tesla Motors *	(360)	(113,065)
Tiffany	(1,800)	(164,970)
Toll Brothers	(236)	(8,494)
Tupperware Brands	(800)	(57,448)
VF	(2,400)	(131,112)
Wynn Resorts	(899)	(110,586)

		(1,959,382)

Consumer Staples — (1.6)%
Coca-Cola	(2,500)	(107,875)
Coty, Cl A	(5,070)	(90,499)
CVS Health	(600)	(49,464)
Dr Pepper Snapple Group	(600)	(54,990)
Estee Lauder, Cl A	(500)	(43,570)
Hershey	(400)	(43,280)
Kroger	(1,700)	(50,405)
McCormick	(900)	(89,910)
Pinnacle Foods	(900)	(52,335)
Walgreens Boots Alliance	(1,300)	(112,502)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Staples (continued)
Wal-Mart Stores	(1,400)	$(105,252)

		(800,082)

Energy — (3.1)%
Apache	(3,500)	(170,240)
Callon Petroleum *	(3,489)	(41,310)
Cheniere Energy *	(2,621)	(118,862)
Chesapeake Energy *	(8,200)	(43,132)
Core Laboratories	(1,300)	(144,066)
Diamondback Energy *	(728)	(72,684)
Energy Transfer Equity (C)	(1,679)	(31,330)
ExxonMobil	(500)	(40,825)
Hess	(900)	(43,947)
HollyFrontier	(1,800)	(50,652)
Murphy Oil	(1,700)	(44,506)
Oasis Petroleum *	(5,336)	(63,712)
Occidental Petroleum	(1,600)	(98,464)
Parsley Energy, Cl A *	(2,966)	(88,357)
PBF Energy, Cl A	(2,200)	(49,104)
PDC Energy *	(1,291)	(71,302)
Phillips 66	(600)	(47,736)
Range Resources	(1,700)	(45,033)
Rice Energy *	(3,571)	(76,027)
Schlumberger	(700)	(50,813)
SM Energy	(1,900)	(42,921)
Southwestern Energy *	(6,000)	(45,060)
Superior Energy Services *	(3,100)	(37,448)
Targa Resources	(357)	(19,681)
US Silica Holdings	(1,737)	(72,086)
Weatherford International PLC *	(11,450)	(66,067)
WPX Energy *	(4,158)	(49,605)

		(1,724,970)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — (2.7)%
Affiliated Managers Group	(300)	$(49,677)
AGNC Investment ‡	(2,500)	(52,675)
AmTrust Financial Services	(4,800)	(77,040)
Bank of the Ozarks	(1,883)	(89,386)
Berkshire Hathaway, Cl B *	(700)	(115,647)
Blackstone Group	(4,132)	(127,431)
Chemical Financial	(1,841)	(87,355)
Cullen	(600)	(56,634)
Franklin Resources	(4,200)	(181,062)
Interactive Brokers Group, Cl A	(2,193)	(76,382)
Invesco	(1,700)	(55,998)
KKR	(6,784)	(128,760)
Moody’s	(500)	(59,160)
NASDAQ OMX Group	(600)	(41,322)
Northern Trust	(1,100)	(99,000)
State Street	(1,300)	(109,070)
Torchmark	(600)	(46,026)
US Bancorp	(1,300)	(66,664)
Wells Fargo	(1,388)	(74,730)

		(1,594,019)

Health Care — (4.3)%
AbbVie	(935)	(61,654)
Acadia Healthcare *	(1,100)	(47,938)
ACADIA Pharmaceuticals *	(2,158)	(74,084)
Alnylam Pharmaceuticals *	(1,345)	(72,092)
Amgen	(667)	(108,934)
athenahealth *	(400)	(39,204)
BioMarin Pharmaceutical *	(700)	(67,088)
Bluebird Bio *	(766)	(68,136)
Cerner *	(2,600)	(168,350)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Health Care (continued)
DaVita *	(2,300)	$(158,723)
Edwards Lifesciences *	(900)	(98,703)
Endo International PLC *	(6,200)	(70,494)
Envision Healthcare *	(1,377)	(77,153)
Gilead Sciences	(700)	(47,985)
IDEXX Laboratories *	(400)	(67,092)
Illumina *	(900)	(166,374)
Impax Laboratories *	(3,700)	(51,985)
Intercept Pharmaceuticals *	(600)	(67,410)
Johnson & Johnson	(113)	(13,952)
Laboratory Corp of America Holdings *	(400)	(56,060)
Merck	(1,128)	(70,308)
Molina Healthcare *	(1,100)	(54,769)
Mylan *	(2,100)	(78,435)
Nektar Therapeutics, Cl A *	(2,200)	(41,734)
Neurocrine Biosciences *	(1,577)	(84,212)
OPKO Health *	(8,000)	(62,160)
Pacira Pharmaceuticals *	(600)	(29,130)
Regeneron Pharmaceuticals *	(200)	(77,698)
ResMed	(800)	(54,392)
Tenet Healthcare *	(3,500)	(54,845)
Ultragenyx Pharmaceutical *	(861)	(55,440)
Valeant Pharmaceuticals International *	(4,700)	(43,475)
Varian Medical Systems *	(1,700)	(154,258)
Veeva Systems, Cl A *	(600)	(32,172)
Vertex Pharmaceuticals *	(600)	(70,980)

		(2,547,419)

Industrials — (2.4)%
3M	(300)	(58,749)
Acuity Brands	(694)	(122,213)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Industrials (continued)
Arconic	(2,200)	$(60,126)
Boeing	(400)	(73,932)
CH Robinson Worldwide	(600)	(43,620)
Eaton PLC	(600)	(45,384)
Fastenal	(800)	(35,744)
Flowserve	(2,800)	(142,436)
Fortune Brands Home & Security	(700)	(44,618)
JetBlue Airways *	(2,700)	(58,941)
Lennox International	(300)	(49,617)
MasTec *	(3,100)	(136,865)
Nielsen Holdings PLC	(1,400)	(57,582)
Republic Services, Cl A	(800)	(50,392)
Ryder System	(600)	(40,746)
Stericycle *	(600)	(51,204)
TransDigm Group	(305)	(75,253)
Union Pacific	(500)	(55,980)
Wabtec	(1,747)	(146,556)
Waste Management	(700)	(50,946)

		(1,400,904)

Information Technology — (5.6)%
Advanced Micro Devices *	(4,917)	(65,396)
Alliance Data Systems	(200)	(49,926)
ANSYS *	(500)	(55,080)
Apple	(812)	(116,644)
Applied Optoelectronics *	(900)	(44,451)
Arista Networks *	(572)	(79,874)
Booz Allen Hamilton	(1,400)	(50,302)
Broadcom, Cl A	(570)	(125,862)
Cavium *	(600)	(41,310)
Ciena *	(2,000)	(45,820)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology (continued)
Cirrus Logic *	(700)	$(45,045)
Coherent *	(387)	(83,437)
Cypress Semiconductor	(8,864)	(124,185)
First Solar *	(2,600)	(76,830)
FleetCor Technologies *	(696)	(98,233)
Gartner *	(1,000)	(114,090)
Global Payments	(1,439)	(117,653)
GrubHub *	(2,067)	(88,840)
HP	(6,400)	(120,448)
Jabil Circuit	(4,700)	(136,394)
Juniper Networks	(1,700)	(51,119)
KLA-Tencor	(400)	(39,288)
Leidos Holdings	(1,425)	(75,040)
MACOM Technology Solutions Holdings *	(1,407)	(68,774)
Micron Technology *	(2,955)	(81,765)
Nuance Communications *	(4,700)	(84,083)
NVIDIA (A)	(500)	(52,150)
Palo Alto Networks *	(1,200)	(130,092)
Sabre	(3,500)	(81,935)
Synaptics *	(1,000)	(54,770)
Teradata *	(3,700)	(107,966)
Teradyne	(1,400)	(49,378)
Twitter *	(16,900)	(278,512)
Universal Display	(1,605)	(143,407)
VeriSign *	(1,100)	(97,812)
ViaSat *	(1,400)	(89,642)
WebMD Health, Cl A *	(900)	(48,807)
Western Union	(2,100)	(41,706)
Zillow Group, Cl C *	(400)	(15,600)

		(3,271,666)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Materials — (1.7)%
CF Industries Holdings	(2,693)	$(72,011)
Commercial Metals	(5,800)	(108,112)
FMC	(1,800)	(131,814)
Freeport-McMoRan *	(6,800)	(86,700)
International Flavors & Fragrances	(700)	(97,013)
International Paper	(1,100)	(59,367)
Louisiana-Pacific *	(2,500)	(64,350)
Martin Marietta Materials	(500)	(110,095)
PPG Industries	(600)	(65,904)
Reliance Steel & Aluminum	(600)	(47,292)
Sherwin-Williams	(100)	(33,468)
United States Steel	(1,629)	(36,359)
US Concrete *	(700)	(43,400)

		(955,885)

Real Estate — (1.1)%
Colony NorthStar, Cl A ‡	(948)	(12,390)
Cousins Properties ‡	(6,000)	(50,940)
Equinix ‡	(200)	(83,540)
Federal ‡	(400)	(52,356)
HCP ‡	(1,400)	(43,890)
Jones Lang LaSalle	(600)	(68,916)
Macerich ‡	(2,700)	(168,561)
Public Storage ‡	(300)	(62,814)
Realty Income ‡	(653)	(38,103)
Regency Centers ‡	(1,400)	(88,452)

		(669,962)

Utilities — (0.6)%
Calpine *	(4,300)	(43,860)
Eversource Energy	(900)	(53,460)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Utilities (continued)
Pinnacle West Capital	(600)	$(51,054)
UGI	(900)	(45,144)
WEC Energy Group	(1,700)	(102,884)

		(296,402)

TOTAL COMMON STOCK (Proceeds $14,772,273)		(15,220,691)

FOREIGN COMMON STOCK — (10.9)%
AUSTRALIA — (0.7)%
Amcor	(9,461)	(111,296)
Australia & New Zealand Banking Group	(3,102)	(76,094)
BHP Billiton	(5,340)	(94,847)
National Australia Bank	(3,032)	(77,192)
Westpac Banking	(3,208)	(84,219)

		(443,648)

AUSTRIA — (0.1)%
ams	(1,284)	(82,589)

BELGIUM — (0.2)%
Anheuser-Busch InBev ADR	(1,170)	(132,491)

BERMUDA — (0.2)%
Marvell Technology Group	(7,533)	(113,146)

CANADA — (1.2)%
Barrick Gold	(2,200)	(36,784)
Bombardier *	(47,100)	(72,804)
Brookfield Asset Management, Cl A	(3,058)	(112,993)
Encana	(7,100)	(75,991)
Fairfax Financial Holdings	(200)	(91,425)
First Quantum Minerals	(7,700)	(73,387)
International Petroleum *	(1,518)	(5,519)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Methanex	(500)	$(22,977)
Ritchie Bros Auctioneers	(1,218)	(39,902)
Shopify *	(1,100)	(83,581)
Silver Wheaton	(4,000)	(79,821)
Tourmaline Oil *	(3,400)	(66,802)

		(761,986)

CHILE — (0.2)%
Antofagasta PLC	(8,106)	(87,981)

CHINA — (0.4)%
58.com ADR *	(1,200)	(47,496)
Baidu ADR *	(300)	(54,069)
YY ADR *	(1,900)	(93,043)

		(194,608)

DENMARK — (0.2)%
AP Moller - Maersk, Cl B	(26)	(44,969)
Novo Nordisk ADR	(1,200)	(46,416)

		(91,385)

FINLAND — (0.2)%
Kesko, Cl B	(744)	(34,865)
Nokia ADR	(12,400)	(71,052)

		(105,917)

GERMANY — (0.7)%
Bayerische Motoren Werke	(830)	(79,246)
Daimler	(961)	(71,602)
Deutsche Bank	(4,800)	(86,736)
Fresenius & KGaA	(534)	(43,283)
GEA Group	(2,096)	(89,135)

		(370,002)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

INDIA — (0.1)%
Infosys ADR	(5,400)	$(78,624)

ISRAEL — (0.2)%
Check Point Software Technologies *	(1,300)	(135,213)

ITALY — (0.2)%
Banco BPM *	(23,555)	(68,508)
UniCredit	(1,986)	(32,321)

		(100,829)

JAPAN — (1.6)%
CYBERDYNE *	(6,400)	(90,424)
Fukuoka Financial Group	(16,000)	(72,913)
Marui Group	(6,200)	(84,873)
Mitsubishi UFJ Financial Group	(12,400)	(78,888)
MonotaRO	(2,500)	(81,296)
Nintendo	(300)	(75,474)
PeptiDream *	(1,300)	(77,784)
Rakuten	(5,500)	(56,295)
Seibu Holdings	(5,300)	(92,521)
Sharp *	(22,000)	(79,336)
Sumco	(5,700)	(99,657)
Toyota Motor	(300)	(16,241)
Yahoo Japan	(19,300)	(82,585)

		(988,287)

LUXEMBOURG — (0.3)%
ArcelorMittal	(11,544)	(91,080)
Tenaris ADR	(2,384)	(74,452)

		(165,532)

NETHERLANDS — (0.4)%
ASML Holding	(780)	(103,106)
OCI *	(4,129)	(80,329)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

NETHERLANDS (continued)
Royal Dutch Shell PLC, Cl A	(1,144)	$(29,758)

		(213,193)

SPAIN — (0.7)%
Banco Popular Espanol	(82,431)	(57,826)
Banco Santander	(18,953)	(123,605)
Ferrovial	(5,479)	(116,590)
Grifols	(3,357)	(90,158)

		(388,179)

SWEDEN — (1.0)%
Assa Abloy, Cl B	(5,340)	(115,695)
Autoliv	(1,000)	(100,190)
Kinnevik	(395)	(10,543)
Lundin Petroleum *	(4,554)	(86,943)
Nibe Industrier, Cl B	(12,119)	(107,408)
Volvo, Cl B	(5,424)	(88,733)

		(509,512)

SWITZERLAND — (0.3)%
Cie Financiere Richemont	(1,493)	(124,767)
Glencore PLC	(19,921)	(78,347)

		(203,114)

UNITED KINGDOM — (2.0)%
AstraZeneca PLC ADR	(2,514)	(76,049)
Capita PLC	(9,201)	(66,259)
CNH Industrial	(7,684)	(84,790)
Coca-Cola European Partners PLC	(4,253)	(164,251)
Liberty Global PLC LiLAC *	(2,083)	(45,493)
Liberty Global PLC, Cl A *	(800)	(28,336)
Liberty Global PLC, Ser C *	(2,400)	(83,064)
Pentair PLC	(1,200)	(77,412)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
Rio Tinto	(2,232)	$(101,015)
Royal Bank of Scotland Group PLC *	(25,220)	(86,693)
Standard Chartered PLC	(8,266)	(77,213)
Tullow Oil PLC *	(22,342)	(60,740)
Vodafone Group PLC ADR	(2,600)	(68,094)
Weir Group PLC	(3,324)	(85,718)

		(1,105,127)

TOTAL FOREIGN COMMON STOCK (Proceeds $5,826,822)		(6,271,363)

FOREIGN PREFERRED STOCK — (0.4)%
GERMANY — (0.4)%
Porsche Automobil Holding	(2,002)	(117,130)
Sartorius	(168)	(15,383)
Volkswagen	(783)	(124,143)

		(256,656)

FOREIGN PREFERRED STOCK (Proceeds $211,202)		(256,656)

REGISTERED INVESTMENT COMPANY — (0.7)%
EXCHANGE TRADED FUND — (0.7)%
SPDR S&P 500 ETF Trust (Proceeds $425,933)	(1,800)	(428,544)

SECURITIES SOLD SHORT — (38.4)% (Proceeds $21,236,230)		$(22,177,254)

PURCHASED OPTIONS — 0.2%
	Contracts	Value
Australian Dollar Future Option, Expires 6/17/2017, Strike Price $75.50	9	$10,890

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

PURCHASED OPTIONS — continued
	Contracts	Value

Australian Dollar Future Option, Expires 6/17/2017, Strike Price $76*	6	$9,300
Australian Dollar Future Option, Expires 6/17/2017, Strike Price $78.50*	5	175
S&P 500 E-Mini Option, Expires 6/17/2017, Strike Price $2,425*	45	24,750
S&P 500 E-Mini Option, Expires 6/17/2017, Strike Price $2,450*	29	7,250
U.S. 10 Year Future Option, Expires 5/20/2017, Strike Price $123.50*	20	937
U.S. 10 Year Future Option, Expires 5/20/2017, Strike Price $124.00*	20	1,875
U.S. 10 Year Future Option, Expires 5/20/2017, Strike Price $125.50*	39	28,031
U.S. 10 Year Future Option, Expires 5/20/2017, Strike Price $126.00*	20	9,688

TOTAL PURCHASED OPTIONS — 0.2% (Cost $184,037)		$92,896

WRITTEN OPTIONS — (0.3)%
Australian Dollar Future Option, Expires 6/17/2017, Strike Price $73.50*	(4)	(1,480)
Australian Dollar Future Option, Expires 6/17/2017, Strike Price $74*	(6)	(3,060)
U.S. 10 Year Future Option, Expires 6/17/2017, Strike Price $124*	(18)	(31,219)
U.S. 10 Year Future Option, Expires 6/17/2017, Strike Price $124*	(18)	(6,187)
U.S. 10 Year Future Option, Expires 6/17/2017, Strike Price $124.50*	(20)	(27,500)
U.S. 10 Year Future Option, Expires 6/17/2017, Strike Price $124.50*	(20)	(9,687)
U.S. 10 Year Future Option, Expires 6/17/2017, Strike Price $125*	(39)	(41,438)
U.S. 10 Year Future Option, Expires 6/17/2017, Strike Price $125*	(39)	(26,203)
U.S. Bond Future Option, Expires 6/17/2017, Strike Price $150*	(5)	(6,016)
U.S. Bond Future Option, Expires 6/17/2017, Strike Price $154*	(5)	(5,625)

TOTAL WRITTEN OPTIONS — (0.3)% (Premiums Received $180,190)		$(158,415)

Percentages are based on Net Assets of $57,752,453.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	The rate shown is the 7-day effective yield as of April 30, 2017.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

(C)	Security is a Master Limited Partnership. At April 30, 2017, such securities amounted to $(31,330), or (0.1)% of Net Assets.

ADR — American Depositary Receipt

BRL — Brazilian Real

BTP — Buoni del Tesoro Poliennali (Republic of Italy)

CAC40 — French Stock Market Index benchmark

CBOE — Chicago Board Options Exchange

Cl — Class

CNX Nifty — National Stock Exchange of India’s benchmark Stock Market index for Indian

Equity Market

DAX — German Stock Exchange

DJIA — Dow Jones Industrial Average

ETF — Exchange Traded Fund

EURIBOR — Euro Interbank Offered Rate

Euro STOXX — Stock index of Eurozone stocks

FTSE — Financial Times Stock Exchange

GBP — British Pound

JSE — Johannesburg Stock Exchange

KOSPI — Capitalization weighted index of all common shares on the Korean Stock Exchanges

KRW — Korean Won

LLC — Limited Liability Company

LME — London Metal Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NY — New York

NYMEX — New York Mercantile Exchange

OMX — Stockholm Stock Exchange

OTC — Over the Counter

PLC — Public Limited Company

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P —  Standard & Poor’s

Ser — Series

SGX — Singapore Exchange

SPDR — Standard & Poor’s Depositary Receipt

SPI — Swiss Performance Index

TOPIX — Tokyo Stock Price Index

TSE — Tokyo Stock Exchange

VIX — Volatility Index

WTI — West Texas Intermediate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

A list of open OTC swap agreements held by the Fund at April 30, 2017 is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC	Bovespa Index	Negative Price Return	Positive Price Return	06/15/17	BRL	$(731,444)	$(6,395)
Morgan Stanley & Co. LLC	KOSPI 200 Index	Negative Price Return	Positive Price Return	06/10/17	KRW	(851,417)	(32,548)

							$(38,943)

The open futures contracts held by the Fund at April 30, 2017, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)

3-Month Euro EURIBOR	(2)	Dec-2017	$(231)
3-Month Euro EURIBOR	(2)	Mar-2018	(203)
3-Month Euro EURIBOR	1	Jun-2018	(55)
3-Month Euro EURIBOR	3	Sep-2018	(16)
90-Day Bank Bill	2	Dec-2017	(4)
90-Day Bank Bill	6	Jun-2018	568
90-Day Bank Bill	4	Sep-2018	138
90-Day Euro$	(1)	Sep-2018	(116)
90-Day Sterling	7	Dec-2017	77
90-Day Sterling	6	Mar-2018	60
90-Day Sterling	7	Jun-2018	(51)
90-Day Sterling	6	Sep-2018	(7)
Amsterdam Index	23	May-2017	30,475
Australian 3-Year Bond	(8)	Jun-2017	(5,532)
Australian Bond	23	Jun-2017	31,564
Australian Currency	(63)	Jun-2017	96,335
Brent Crude Penultimate	(12)	May-2017	2,859

CAC40 10 Euro	53	May-2017	62,133
Canadian 10-Year Bond	5	Jun-2017	28,414
Canadian Bank Acceptance	(1)	Dec-2017	(57)
Canadian Bank Acceptance	2	Jun-2018	(5)
Canadian Currency	(32)	Jun-2017	22,550

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)

CBOE VIX Future	(48)	May-2017	$5,835
CBOE VIX Future	(10)	Jun-2017	10,563
CBOE VIX Future	5	Jul-2017	(472)
CBOE VIX Future	(15)	Aug-2017	3,299
Corn	(48)	Jul-2017	2,160
Cotton No. 2	4	Jul-2017	592
DAX Index	3	Jun-2017	30,906
DJIA MINI	6	Jun-2017	5,213
Euro Currency	(1)	Jun-2017	510
Euro Currency	1	Jun-2017	(609)
Euro STOXX	169	Jun-2017	145,273
Euro-Bobl	20	Jun-2017	853
Euro-BTP	(29)	Jun-2017	(27,476)
Euro-Bund	12	Jun-2017	9,941
Euro-Oat	(23)	Jun-2017	(37,744)
FTSE 100 Index	31	Jun-2017	7,189
FTSE/JSE Top 40 Index	(24)	Jun-2017	(39,074)
FTSE/MIB	7	Jun-2017	35,880
GBP Currency	(2)	Jun-2017	(1,235)
Gold	13	Jun-2017	768
Hang Seng Index	3	May-2017	161
H-shares Index	5	May-2017	(882)
Japanese 10-Year Bond	4	Jun-2017	(3,206)
Japanese Currency	110	Jun-2017	15,831
Live Cattle	4	Jul-2017	20,528
Live Cattle	(1)	Aug-2017	(6,191)
LME Aluminum	4	Jun-2017	(1,851)
LME Copper	(1)	Jun-2017	(5,003)
LME Copper	15	Jul-2017	1,505
LME Lead	1	Jun-2017	(7)
LME Nickel	(2)	Jun-2017	(2,298)
LME Tin	2	Jun-2017	(11)
LME Zinc	2	Jun-2017	241
Long Gilt 10-Year Bond	36	Jun-2017	19,162
Low Sulfur Gasoline	7	Jun-2017	(9,287)
Mexican Peso	34	Jun-2017	(6,690)
MSCI Sing Index	15	May-2017	2,035

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)

MSCI Taiwan Index	8	May-2017	$1,355
NASDAQ 100 E-MINI	14	Jun-2017	27,078
Natural Gas	(3)	Jun-2017	(3,692)
New Zealand Future	(22)	Jun-2017	23,495
Nikkei 225 Index	1	Jun-2017	(183)
Nikkei 225 Index	(1)	Jun-2017	(2,260)
NY Harbor	(2)	Jun-2017	1,835
NYMEX Cocoa	(3)	Jul-2017	3,311
NYMEX Coffee	(13)	Jul-2017	12,551
OMX Index	119	May-2017	21,996
Palladium	2	Jun-2017	6,510
Platinum	(6)	Jul-2017	4,355
RBOB Gasoline	3	Jun-2017	(29,484)
Russell 2000 Index E-MINI	10	Jun-2017	5,923
S&P 500 Index E-MINI	(47)	Jun-2017	(893)
S&P Mid 400 Index E-MINI	3	Jun-2017	11,054
S&P TSE 60 Index	6	Jun-2017	(10,040)
SGX S&P CNX Nifty Index	(58)	May-2017	(1,099)
Silver	5	Jul-2017	(2,416)
Soybean	15	Jul-2017	982
Soybean Meal	19	Jul-2017	5,426
Soybean Oil	13	Jul-2017	(679)
SPI 200 Index	12	Jun-2017	11,595
Sugar	(12)	Sep-2017	7,065
Swiss Franc	(6)	Jun-2017	(8,625)
TOPIX Index	(6)	Jun-2017	1,754
U.S. 2-Year Treasury Note	1	Jul-2017	217
U.S. 5-Year Treasury Note	24	Jul-2017	455
U.S. 10-Year Treasury Note	25	Jun-2017	(4,773)
U.S. Long Treasury Bond	40	Jun-2017	(32,965)
U.S. Ultra Long Treasury Bond	(1)	Jun-2017	(2,713)
Wheat	(62)	Jul-2017	42,244
White Sugar	2	Sep-2017	(1,514)
WTI Crude	(22)	Jun-2017	58,758

			$591,928

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $52,422,666)	$53,314,765
Foreign Currency, at Value (Cost $497,988)	505,055
Receivable from Prime Broker	26,528,564
Receivable for Investment Securities Sold	4,500,491
Dividend and Interest Receivable	17,995
Purchased Options, at Value (Cost $184,037)	92,896
Variation Margin Receivable	7,025
Reclaim Receivable	4,644
Receivable for Capital Shares Sold	870
Unrealized Gain on Foreign Spot Currency Contracts	597
Other Prepaid Expenses	9,721

Total Assets	84,982,623

Liabilities:
Securities Sold Short, at Value (Proceeds $21,236,230)	22,177,254
Written Options, at Value (Premiums Received $180,190)	158,415
Payable for Investment Securities Purchased	4,708,177
Due to Custodian	12,860
Unrealized Loss on Foreign Spot Currency Contracts	1,433
Payable to Investment Adviser	60,748
Payable to Administrator	18,493
Chief Compliance Officer Fees Payable	7,252
Shareholder Servicing Fees Payable	1,332
Distribution Fees Payable	439
Unrealized Depreciation on Swap Contracts	38,943
Other Accrued Expenses and Other Payables	44,824

Total Liabilities	27,230,170

Net Assets	$57,752,453

Net Assets Consist of:
Paid-in Capital	$60,094,774
Accumulated Net Investment Loss	(1,552,760)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(1,233,111)
Net Unrealized Depreciation on Investments and Securities Sold Short	(48,925)
Net Unrealized Appreciation on Futures Contracts	591,928
Net Unrealized Depreciation on Swap Contracts	(38,943)
Net Unrealized Depreciation on Options Contracts	(69,366)
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	8,856

Net Assets	$57,752,453

Institutional Class Shares:
Net Assets	$57,743,384
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,931,275
Net Asset Value, Offering and Redemption Price Per Share	$9 .74

Investor Class Shares:
Net Assets	$9,069
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	939
Net Asset Value, Offering and Redemption Price Per Share	$9 .66

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$203,980
Interest	58,261
Less: Foreign Taxes Withheld	(10,919)

Total Investment Income	251,322

Expenses:
Investment Advisory Fees (Note 7)	499,022
Administration Fees (Note 6)	111,473
Trustees’ Fees	12,012
Chief Compliance Officer Fees (Note 5)	10,810
Distribution Fees, Investor Class Shares (Note 6)	30
Shareholder Serving Fees, Investor Class Shares (Note 6)	12
Dividend and Interest Expense on Securities Sold Short (Note 2)	183,743
Custodian Fees (Note 6)	55,673
Transfer Agent Fees (Note 6)	38,962
Legal Fees	32,751
Audit Fees	21,450
Registration and Filing Fees	16,240
Other Expenses	28,826

Total Expenses	1,011,004

Less:
Waiver of Investment Advisory Fees (Note 7)	(114,156)

Net Expenses	896,848

Net Investment Loss	(645,526)

Net Realized Gain (Loss) on:
Investments	1,547,455
Securities Sold Short	(1,776,407)
Futures Contracts	1,067,737
Swap Contracts	56,929
Purchased and Written Options	(164,630)
Foreign Currency Transactions	13,178

Net Realized Gain	744,262

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,243,718
Securities Sold Short	(1,264,763)
Futures Contracts	617,232
Swap Contracts	(34,578)
Purchased and Written Options	(48,080)
Foreign Currency Translation	9,808

Net Change in Unrealized Appreciation (Depreciation)	523,337

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	1,267,599

Net Increase in Net Assets Resulting from Operations	$622,073

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Loss	$(645,526)	$(1,145,155)
Net Realized Gain on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Purchased and Written Options and Foreign Currency Transactions	744,262	600,695
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Purchased and Written Options and Foreign Currency Translation	523,337	(373,418)

Net Increase (Decrease) in Net Assets Resulting From Operations	622,073	(917,878)

Dividends and Distributions:
Distributions from Capital Gains
Institutional Class Shares	—	(3,247,236)
Investor Class Shares	—	(102,759)
Return of Capital
Institutional Class Shares	—	(306)
Investor Class Shares	—	(4)

Total Dividends and Distributions	—	(3,350,305)

Capital Share Transactions:
Institutional Class Shares
Issued	147,165	2,655,342
Reinvestment of Distributions	—	3,247,541
Redeemed	(1,712,101)	(2,014,352)

Net Institutional Class Shares Transactions	(1,564,936)	3,888,531

Investor Class Shares
Issued	1,800	167,642
Reinvestment of Distributions	—	102,762
Redeemed	(94,769)	(1,939,017)

Net Investor Class Shares Transactions	(92,969)	(1,668,613)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(1,657,905)	2,219,918

Total Decrease in Net Assets	(1,035,832)	(2,048,265)

Net Assets:
Beginning of Period	58,788,285	60,836,550

End of Period (including Accumulated Net Investment Loss of $(1,552,760) and $(907,234), respectively)	$57,752,453	$58,788,285

Shares Transactions:
Institutional Class Shares
Issued	15,336	274,947
Reinvestment of Distributions	—	337,231
Redeemed	(178,676)	(209,042)

Total Institutional Class Shares Transactions	(163,340)	403,136

Investor Class Shares
Issued	190	17,505
Reinvestment of Distributions	—	10,727
Redeemed	(10,016)	(202,600)

Total Investor Class Shares Transactions	(9,826)	(174,368)

Net Increase (Decrease) in Shares Outstanding From Share Transactions	(173,166)	228,768

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding

	Institutional Class Shares
	Six Months Ended April 30, 2017 (Unaudited)		Years Ended October 31,		Period Ended October 31, 2014(1)
			2016	2015
Net Asset Value, Beginning of Year/Period	$9.63		$10.35	$10.01	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.11)		(0.19)	(0.21)	(0.05)
Net Realized and Unrealized Gain	0.22		0.04	0.55	0.06

Total from Investment Operations	0.11		(0.15)	0.34	0.01

Dividends and Distributions:
Capital Gains	—		(0.57)	—	—
Return of Capital	—		— ^	—	—

Total Dividends and Distributions	—		(0.57)	—	—

Net Asset Value, End of Year/Period	$9.74		$9.63	$10.35	$10.01

Total Return†	1.14%		(1.45)%	3.40%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$57,743		$58,685	$58,928	$50,120
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.14	%††	2.94%	2.87%	2.89	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.54	%††	3.22%	3.48%	3.93	%††
Ratio of Net Investment Loss to Average Net Assets	(2.26	)%††	(1.92)%	(2.01)%	(2.10	)%††
Portfolio Turnover Rate	290	%‡	796%	603%	140	%‡

*	Per share calculations were performed using average shares for the year/period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.50% for the period ended April 30, 2017 and the years ending October 31, 2016 and October 31, 2015, and the period ending October 31, 2014.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS — continued
	Selected Per Share Data & Ratios For a Share Outstanding

	Investor Class Shares
	Six Months Ended April 30, 2017 (Unaudited)		Years Ended October 31,		Period Ended October 31, 2014(1)
			2016	2015
Net Asset Value, Beginning of Year/Period	$9.54		$10.31	$10.00	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.13)		(0.23)	(0.25)	(0.06)
Net Realized and Unrealized Gain	0.25		0.03	0.56	0.06

Total from Investment Operations	0.12		(0.20)	0.31	—

Dividends and Distributions:
Capital Gains	—		(0.57)	—	—
Return of Capital	—		— ^	—	—

Total Dividends and Distributions	—		(0.57)	—	—

Net Asset Value, End of Year/Period	$9.66		$9.54	$10.31	$10.00

Total Return†	1.26%		(1.97)%	3.10%	0.00%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$9		$103	$1,909	$10
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.43	%††	3.27%	3.22%	3.28	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.76	%††	3.56%	3.82%	66.30	%††
Ratio of Net Investment Loss to Average Net Assets	(2.71	)%††	(2.38)%	(2.39)%	(2.44	)%††
Portfolio Turnover Rate	290	%‡	796%	603%	140	%‡

*	Per share calculations were performed using average shares for the year/period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.79% for the period ended April 30, 2017, 2.83% for the year ending October 31, 2016, and 2.85% for the year ending October 31, 2015 and the period ending October 31, 2014, respectively.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the Fiera Capital Diversified Alternatives Fund (the “Fund”), formerly the Rothschild Larch Lane Alternatives Fund. The investment objective of the Fund is to seek to generate consistent returns relative to risk and maintain low correlation to equity and bond markets. The Fund is classified as a diversified investment company. Fiera Capital Inc. serves as the Fund’s investment adviser (the “Adviser”). The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to the Fund. The Fund currently offers Institutional Class Shares and Investor Class Shares. The Fund commenced operations on July 25, 2014. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

There were no securities in the Fund valued in accordance with fair value procedures as of April 30, 2017.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

The following table summarizes the inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,572,421	$—	$—	$19,572,421
Foreign Common Stock	7,477,190	—	—	7,477,190
Foreign Preferred Stock	9,613	—	—	9,613
Short-Term Investments	26,255,541	—	—	26,255,541

Total Investments in Securities	$53,314,765	$—	$—	$53,314,765

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(15,220,691)	$—	$—	$(15,220,691)
Foreign Common Stock	(6,271,363)	—	—	(6,271,363)
Foreign Preferred Stock	(256,656)	—	—	(256,656)
Registered Investment Company	(428,544)	—	—	(428,544)

Total Securities Sold Short	$(22,177,254)	$—	$—	$(22,177,254)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$92,896	$—	$—	$92,896
Written Options	(158,415)	—	—	(158,415)
Total Return Swaps*
Depreciation	(38,943)	—	—	(38,943)
Futures Contracts*
Appreciation	841,577	—	—	841,577
Depreciation	(249,649)	—	—	(249,649)

Total Other Financial Instruments	$487,466	$—	$—	$487,466

*	Total return swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of April 30, 2017, the Fund did not hold any level 3 securities.

For the period ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2017. To the extent consistent with its investment objective and strategies,

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2017.

Options Written/Purchased — The Fund invested in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Fund had open option contracts as of April 30, 2017, as disclosed in the Fund’s Schedule of Investments. Refer to Note 3 for a summary of written option transactions for the period ended April 30, 2017.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds short positions. As of April 30, 2017, the Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, MUFG Union Bank, N.A. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statement of Assets and Liabilities.

The Fund had prime brokerage borrowings throughout the period ended April 30, 2017:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$2,600,346	$947,791	1.18%	$4,575

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds custodian. As of April 30, 2017, the Fund has entered into total return swap contracts as shown on the Schedule of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of April 30, 2017, the Fund’s swap agreements were with one counterparty, Morgan Stanley & Co. LLC.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the year.

The fair value of derivative instruments as of April 30, 2017, was as follows:

	Asset Derivatives April 30, 2017 Statement of Assets and Liability Location	Fair Value		Liability Derivatives April 30, 2017 Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Foreign exchange contracts	Net Assets — Unrealized appreciation on futures contracts	$158,721	*	Net Assets — Unrealized depreciation on futures contracts	$17,159	*
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	419,717	*	Net Assets — Unrealized depreciation on futures contracts	54,903	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	38,943	†
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	91,449	*	Net Assets — Unrealized depreciation on futures contracts	115,154	*
	Purchased options contracts, at Value	92,896		Purchased options contracts, at Value	—
	Written options contracts, at Value	—		Written options contracts, at Value	158,415
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	171,690	*	Net Assets — Unrealized depreciation on futures contracts	62,433	*

Total Derivatives not accounted for as hedging instruments		$934,473			$447,007

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market Value is reported within the Statement of Assets & Liabilities for swap contracts that have paid premiums.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2017, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Swap Contracts	Purchased and Written Options	Total
Foreign exchange contracts	$(101,824)	$—	$—	$(101,824)
Equity contracts	1,790,496	56,929	(164,630)	1,682,795
Interest rate contracts	(59,786)	—	—	(59,786)
Commodity contracts	(561,149)	—	—	(561,149)
Total	$1,067,737	$56,929	$(164,630)	$960,036

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Swap Contracts	Purchased and Written Options	Total
Foreign exchange contracts	$112,248	$—	$—	$112,248
Equity contracts	335,639	(34,578)	—	301,061
Interest rate contracts	66,124	—	(48,080)	18,044
Commodity contracts	103,221	—	—	103,221
Total	$617,232	$(34,578)	$(48,080)	$534,574

Written option transactions entered into during the period ended April 30, 2017 are summarized as follows:

	Number of Contracts	Premium
Balance as of October 31, 2016	406	$233,823
Written	2,680	2,473,430
Expired	(13)	(6,112)
Closing buys	(2,899)	(2,520,951)

Balance as of April 30, 2017	174	$180,190

For the six months ended April 30, 2017, the average notional amount of derivatives held was as follows:

Futures Contracts:
Average Notional Balance Long	$50,825,327
Average Notional Balance Short	63,051,726
Options:
Average Notional Balance Long	$113,837
Average Notional Balance Short	342,334
Swaps:
Average Notional Balance Long	$671,702
Average Notional Balance Short	964,785

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

4. Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of April 30, 2017, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2017, the Fund paid $111,473 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.10% of average daily net assets of Investor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 2.50% with respect to Institutional Class Shares and Investor Class Shares of the Fund’s average daily net assets until February 28, 2018 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2018. As of April 30, 2017, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $135,556 expiring in 2017, $361,441 expiring in 2018, $169,442 expiring in 2019 and $114,156 expiring in 2020.

The Adviser employs a “multi-manager” approach, whereby it selects sub-advisers (the “Sub-Advisers”) that use a variety of alternative investment strategies to manage the Fund’s assets and allocates the Fund’s assets among those Sub-Advisers. The Adviser is responsible for the investment performance of the Fund, since it allocates the Fund’s assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

As of April 30, 2017 the Adviser has entered into investment sub-advisory agreements with the following parties and pays the Sub-Advisers out of the fee that it receives from the Fund:

Investment Sub-Advisers

Acadian Asset Management LLC

Ellington Management Group, L.L.C.

Karya Capital Management LP

Mizuho Alternative Investments, LLC

8. Investment Transactions:

For the period ended April 30, 2017, the Fund made purchases of $12,421,843 and sales of $7,345,681 in investment securities other than long-term U.S. Government and short-term securities. The cost of purchases to cover securities sold short and the proceeds from securities sold short were $99,345,580 and $91,427,334, respectively, for the period ended April 30, 2017. There were no purchases or sales of long-term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions, net operating loss, investments in passive foreign investment companies, REIT adjustments and dividend expense tax adjustments on short securities.

The tax character of dividends and distributions declared during the years ended October 31, 2016 and October 31, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2016	$2,771,931	$578,064	$310	$3,350,305
2015	—	—	—	—

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

As of October 31, 2016, the components of Accumulated Losses on a tax basis were as follows:

Capital Loss Carryforwards	$(824,369)
Late-Year Loss Deferral	(895,601)
Unrealized Depreciation	(1,230,649)
Other Temporary Differences	(13,775)

Total Accumulated Losses	$(2,964,394)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss
$(824,369)

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2016 through October 31, 2016, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency, written options, swap contracts and futures contracts) by the Fund at April 30, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 52,422,666	$1,412,295	$(520,196)	$892,099

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities sold short held by the Fund at April 30, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$ (21,236,230)	$423,288	$(1,364,312)	$(941,024)

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

COMMODITY-LINKED DERIVATIVES RISK — Investments in commodity- linked derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related derivative returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. In addition, investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

CREDIT RISK — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK — The Fund’s use of futures contracts for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk and leverage risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

FOREIGN EXPOSURE/EMERGING MARKETS RISK — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
APRIL 30, 2017 (Unaudited)

LEVERAGE RISK — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

SHORT SALE RISK — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

TAX RISK — The Fund will seek to restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

11. Other:

At April 30, 2017, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Fiera Capital Diversified Alternatives Fund, Institutional Class Shares	1	89%
Fiera Capital Diversified Alternatives Fund, Investor Class Shares	2	99%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Regulatory Matters

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to

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Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2017.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2016 to April 30, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/16	Ending Account Value 04/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Fiera Capital Diversified Alternatives Fund — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$1,011.40	3.14%	$15.67

Hypothetical 5% Return	1,000.00	1,009.21	3.14	15.65
Fiera Capital Diversified Alternatives Fund — Investor Class Shares
Actual Portfolio Return	$1,000.00	$1,012.60	3.43%	$17.13

Hypothetical 5% Return	1,000.00	1,007.77	3.43	17.09

*	Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT

BOARD CONSIDERATIONS IN APPROVING THE ACADIAN ASSET MANAGEMENT LLC SUB-ADVISORY AGREEMENT FOR THE FIERA CAPITAL DIVERSIFIED ALTERNATIVES FUND

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 15, 2016 (the “September Meeting”) to decide whether to approve the sub-advisory agreement between Fiera Capital Inc. (“Fiera”) and Acadian Asset Management LLC (“Acadian”), pursuant to which Acadian would serve as investment sub-adviser to the Fund (the “September Acadian Agreement”).

In preparation for the September Meeting, the Trustees requested that Fiera and Acadian furnish information necessary to evaluate the terms of the September Acadian Agreement. The Trustees used this information, as well as other information that Fiera, Acadian and other service providers of the Fund presented or submitted to the Board at the September Meeting, to help them decide whether to approve the September Acadian Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from Fiera, Acadian and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by Acadian; (ii) Acadian’s investment management personnel; (iii) Acadian’s operations and financial condition; (iv) Acadian’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the proposed sub-advisory fee to be paid to Acadian; (vi) Acadian’s compliance program, including a description of material compliance matters and material compliance violations; (vii) Acadian’s policies on and compliance procedures for personal securities transactions; (viii) Acadian’s investment experience; (ix) Fiera’s rationale for recommending Acadian; and (x) Acadian’s performance in managing similar accounts.

Representatives from Fiera and Acadian, along with other Fund service providers, presented additional information and participated in question and answer sessions at the September Meeting to help the Trustees evaluate Acadian’s services, fee and other aspects of the September Acadian Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and Fiera and Acadian.

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At the September Meeting, the Board, including a majority of the Independent Trustees, voting separately, approved the September Acadian Agreement. In considering the approval of the September Acadian Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by Acadian; and (ii) the fee to be paid to Acadian, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by Acadian

In considering the nature, extent and quality of the services to be provided by Acadian, the Board reviewed the portfolio management services to be provided by Acadian to the Fund, including the quality and continuity of Acadian’s portfolio management personnel, the resources of Acadian and Acadian’s compliance history and compliance program. The Trustees reviewed the terms of the proposed September Acadian Agreement. The Trustees also reviewed Acadian’s proposed investment and risk management approaches for the Fund. The Trustees considered that Fiera would supervise and monitor the performance of Acadian. The most recent investment adviser registration form (“Form ADV”) for Acadian was provided to the Board, as was the response of Acadian to a detailed series of questions which included, among other things, information about the investment sub-advisory services to be provided by Acadian to the Fund.

The Trustees also considered other services to be provided to the Fund by Acadian such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by Acadian would be satisfactory.

Costs of Advisory Services

In considering the sub-advisory fee payable by Fiera to Acadian, the Trustees reviewed, among other things, a report of the proposed sub-advisory fee to be paid to Acadian. The Trustees also reviewed the management fees charged by Acadian to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that Fiera, not the Fund, would pay Acadian pursuant to the September Acadian Agreement and that the fee payable to Acadian would reflect an arms-length negotiation between Fiera and Acadian. The Board concluded, within the context of its full deliberations, that the sub-advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by Acadian. The Board also considered Acadian’s commitment to sub-advising the Fund.

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Investment Performance, Profitability and Economies of Scale

Because Acadian is new to the Fund and had not managed Fund assets, it did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that Acadian might achieve with respect to the Fund or the extent to which economies of scale would be realized by Acadian as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding Acadian’s investment performance with respect to the Fund, Acadian’s profitability, or the extent to which economies of scale would be realized by Acadian as the assets of the Fund grow, but will do so during future considerations of the September Acadian Agreement.

Approval of the September Acadian Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the September Acadian Agreement, including the fee to be paid thereunder, were fair and reasonable and agreed to approve the September Acadian Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

BOARD CONSIDERATIONS IN APPROVING THE ACADIAN ASSET MANAGEMENT LLC AND KARYA CAPITAL MANAGEMENT LP AMENDED AND RESTATED SUB-ADVISORY AGREEMENTS FOR THE FIERA CAPITAL DIVERSIFIED ALTERNATIVES FUND

Pursuant to Section 15 of the 1940 Act, the Fund’s sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on December 8, 2016 (the “December Meeting”) to decide whether to approve the following amended and restated sub-advisory agreements with respect to the Fund (the “December Agreements”) for initial two-year terms: 1) the sub-advisory agreement between Fiera and Acadian; and 2) the sub-advisory agreement between Fiera and Karya Capital Management LP (“Karya”) (each of Acadian and Karya, a “Sub-Adviser” and, collectively, the “Sub-Advisers”). Fiera proposed amending the September Acadian Agreement and its sub-advisory agreement with Karya that was approved at a Board

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meeting held on July 11, 2016 (the “July Meeting”) (the “July Karya Agreement”) to contemplate the Sub-Advisers’ participation in a capital allocation program. The capital allocation program allows the excess cash held by one Fund sub-adviser (“Sub-Adviser A”) to be reallocated to another sub-adviser (“Sub-Adviser B”) at the direction of Fiera and provides that Fiera will compensate both Sub-Adviser A and Sub-Adviser B without regard to the amount of excess cash allocated from Sub-Adviser A or allocated to Sub-Adviser B.

At the December Meeting, the Board reviewed the terms of the December Agreements reflecting the implementation of the capital allocation program. As part of its analysis of the terms of the December Agreements, the Board considered a memorandum from Fiera describing its rationale (a) for the implementation of the capital allocation program, and (b) for not changing the amount of assets for which the Sub-Advisers are compensated for managing to reflect the allocation of the excess cash between Sub-Adviser A and Sub-Adviser B. The Board further took into account that Fiera, not the Fund, would pay the Sub-Advisers pursuant to the December Agreements and the fee rate to be paid to the Sub-Advisers was not changing in connection with the December Agreements. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that it was reasonable to take into account the conclusions that the Board made when considering and evaluating the approval of the September Acadian Agreement at the September Meeting and the July Karya Agreement at the July Meeting as part of its considerations to approve the December Agreements, including the Board’s conclusion that, within the context of its full deliberations at the July Meeting and the September Meeting, the advisory fees to be paid under the July Karya Agreement and September Acadian Agreement were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Advisers.

The discussion above under the heading “Board Considerations in Approving the Acadian Asset Management LLC Sub-Advisory Agreement for the Fiera Capital Diversified Alternatives Fund” outlines the materials and information presented to the Board in connection with the Board’s approval of the September Acadian Agreement at the September Meeting and the conclusions made by the Board when determining to approve the September Acadian Agreement.

The following discussion outlines the materials and information presented to the Board in connection with the Board’s approval of the July Karya Agreement at the July Meeting and the conclusions made by the Board when determining to approve the July Karya Agreement.

In preparation for the July Meeting, the Trustees requested that Fiera furnish information necessary to evaluate the terms of the July Karya Agreement. The Trustees used this

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information, as well as other information that Fiera and Karya presented or submitted to the Board at the July Meeting and other meetings, to help them decide whether to approve the July Karya Agreement for an initial two-year term.

At the July Meeting, the Board considered the terms of the July Karya Agreement, and noted that the terms of the July Karya Agreement were substantially the same as the sub-advisory agreement between Rothschild Larch Lane Management Company LLC (“RLL”), the Fund’s initial investment adviser, and Karya that was last renewed at a Board meeting held on June 23, 2016 (the “June Meeting”) (the “June Karya Agreement”), except for the investment adviser and the date. The Board also noted that the same personnel of Karya would continue to serve as portfolio managers of the Fund. The Board therefore determined that it was reasonable to take into account the conclusions the Board made when considering and evaluating the renewal of the June Karya Agreement, as part of its considerations to approve the July Karya Agreement.

The following discussion outlines the materials and information presented to the Board in connection with the Board’s renewal of the June Karya Agreement at the June Meeting, and the conclusions made by the Board when determining to renew the June Karya Agreement for an additional one-year term.

In preparation for the June Meeting, the Trustees requested that RLL and Karya furnish information necessary to evaluate the terms of the June Karya Agreement. Prior to the June Meeting, the Independent Trustees met to review and discuss the information provided and submitted a request for additional information to RLL and Karya, and information was provided in response to this request. The Trustees used this information, as well as other information that RLL, Karya and other service providers of the Fund presented or submitted to the Board at the June Meeting and other meetings held during the prior year, to help them decide whether to renew the June Karya Agreement for an additional year.

Specifically, the Board requested and received written materials from RLL, Karya and other service providers of the Fund regarding: (i) the nature, extent and quality of Karya’s services; (ii) Karya’s investment management personnel; (iii) Karya’s operations and financial condition; (iv) Karya’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the sub-advisory fee paid to Karya and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of Karya’s profitability from its relationships with the Fund, including both direct and indirect benefits accruing to Karya and its affiliates; (vii) Karya’s potential economies of scale; (viii) Karya’s compliance program, including a description of material compliance matters and material compliance violations; (ix) Karya’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

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Representatives from RLL and Karya, along with other Fund service providers, presented additional information and participated in question and answer sessions at the June Meeting to help the Trustees evaluate Karya’s services, fee and other aspects of the June Karya Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, RLL and Karya.

At the June Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by RLL, Karya and other service providers of the Fund, renewed the June Karya Agreement. In considering the renewal of the June Karya Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by Karya; (ii) the investment performance of the Fund and Karya; (iii) the costs of the services provided and profits realized by Karya from its relationships with the Fund, including both direct and indirect benefits accruing to Karya and its affiliates; (iv) the extent to which economies of scale are being realized by Karya; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by Karya

In considering the nature, extent and quality of the services provided by Karya, the Board reviewed the portfolio management services provided by Karya to the Fund, including the quality and continuity of Karya’s portfolio management personnel, the resources of Karya, and Karya’s compliance history and compliance program. The Trustees reviewed the terms of the June Karya Agreement. The Trustees also reviewed Karya’s investment and risk management approaches for the Fund. The Trustees considered that RLL supervises and monitors the performance of Karya. The most recent investment adviser registration form (“Form ADV”) for Karya was provided to the Board, as were the responses of Karya to a detailed series of questions which included, among other things, information about the investment sub-advisory services provided by Karya to the Fund.

The Trustees also considered other services provided to the Fund by Karya such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by Karya were sufficient to support renewal of the June Karya Agreement.

Investment Performance of the Fund and Karya

The Board was provided with regular reports regarding the Fund’s performance, and Karya’s contribution thereto, over various time periods, including since its inception. The Trustees

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also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from Karya provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by Karya in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that Karya had been able to achieve for the Fund were sufficient to support renewal of the June Karya Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the sub-advisory fee payable by RLL to Karya, the Trustees reviewed, among other things, a report of the sub-advisory fee paid to Karya. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by Karya to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fee payable to Karya reflected an arms-length negotiation between RLL and Karya. The Board concluded, within the context of its full deliberations, that the sub-advisory fee was reasonable in light of the nature and quality of the services rendered by Karya.

The Trustees reviewed the costs of services provided by and the profits realized by Karya from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to Karya and its affiliates. The Trustees considered how Karya’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margin of Karya with respect to the sub-advisement of the Fund was not unreasonable. The Board also considered Karya’s commitment to sub-advising the Fund.

The Trustees considered Karya’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders

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through a graduated advisory fee schedule or other means, including fee waivers, even though the Board noted that RLL, not the Fund, paid Karya pursuant to the June Karya Agreement. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the sub-advisory fee was reasonable in light of the information that was provided to the Trustees by Karya with respect to economies of scale.

Approval of the December Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the December Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the December Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Fiera Capital Diversified Alternatives Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-755-3863

Investment Adviser:

Fiera Capital Inc.

375 Park Avenue, 8th Avenue

New York, NY 10152

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RLL-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017